Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)
Financial assets
Cash	$ 755,238					$ 503,562
Trade and other receivables	1,655,084					1,399,977
Financial liabilities
Trade and other payables	3,575,873					3,309,037
Lease liabilities	317,543					396,121
Convertible promissory notes	$ 7,000,000					$ 1,055,420
Currency Risk [Member]
Financial assets
Cash			$ 10,844,230	€ 12,504	£ 100			$ 5,028,415	€ 11,304	£ 100
Trade and other receivables			28,011,582	3,076	354			24,199,567	3,076	354
Due from related parties			68,814					68,814
Cash and cash held in trust		$ 171,262					$ 287,503
Loans receivable		69,071
Total financial assets		240,333	38,924,626	15,580	454		287,503	29,296,796	14,380	454
Financial liabilities
Trade and other payables		4,634,103	5,313,308	9,256	2,126		4,137,013	5,425,846	5,263	2,126
Due to related party		1,060,778					882,165
Lease liabilities		464,398	4,311,767				191,706	4,609,418
Loans and borrowings		1,254,124		124,890			1,177,564		124,890
Convertible promissory notes		9,953,121					1,446,893
Secured promissory notes		8,648,385					10,465,530
Secured convertible debenture		5,696,159					5,681,053
Total financial liabilities		$ 31,711,068	$ 9,625,075	€ 134,146	£ 2,126		$ 23,981,924	$ 10,035,264	€ 130,153	£ 2,126